ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2011
Accounts Receivable Disclosure [Abstract]
Accounts Receivable Disclosure [Text Block]	4. ACCOUNTS RECEIVABLE
	December 31, 2011	December 31, 2010
Accounts receivable	362,635	287,105
Allowance for doubtful accounts	(55,917)	(16,242)
Total	306,718	270,863